Fees Summary	Jun. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 32,378,880.93
Previously Paid Amount	0.00
Total Fee Amount	4,471.52
Total Offset Amount	0.00
Net Fee	$ 4,471.52
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A